As filed with the Securities and Exchange Commission on July 31, 1997


                                                      Registration Nos. 33-84450
                                                                        811-8782

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 7

                            THE MONTGOMERY FUNDS III
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 1-800-232-2197
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------


                It is  proposed  that the filing  will  become effective:


                  ___     immediately upon filing pursuant to Rule 485(b)
                   X      on July 31, 1997 pursuant to Rule 485(b)
                  ___     60 days after filing pursuant to Rule 485(a)(1)
                  ___     75 days after filing pursuant to Rule 485(a)(2)
                  ___     on ________________, pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the
Securities  Act of  1933.  Pursuant  to  paragraph  (b)(2)  of Rule  24f-2,  the
Registrant is not required to file a Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996, because it sold no securities in reliance on the rule during such fiscal year.

                                   ----------

                     Please Send Copy of Communications to:

         JULIE ALLECTA, ESQ.                    JOAN E. BOROS, ESQ.
        DAVID A. HEARTH, ESQ.                  Katten Muchin & Zavis
 Paul, Hastings, Janofsky & Walker        1025 Thomas Jefferson Street, N.W.
        345 California Street                  East Lobby - Suite 700
      San Francisco, CA 94104               Washington, D.C. 20007-5201
           (415) 835-1600                         (202) 625-3500

          Total number of pages _____. Exhibit Index appears at _____.

                            THE MONTGOMERY FUNDS III


                      CONTENTS OF POST EFFECTIVE AMENDMENT


This post-effective amendment to the registration statement of the Registrant contains the following documents:


         Facing Sheet

         Contents of Post-Effective Amendment

         Cross-Reference Sheet for The Montgomery Funds III

         Part A -    Supplement to Prospectus  for Montgomery  Variable  Series:
                     Growth Fund

         Part A -    Supplement to Prospectus  for Montgomery  Variable  Series:
                     Emerging Markets Fund

         Part A -    Supplement to Prospectus  for Montgomery  Variable  Series:
                     International Small Cap Fund

         Part A -    Supplement to Prospectus  for Montgomery  Variable  Series:
                     Small Cap Opportunities Fund

         Part B - Supplement to Combined Statement of Additional Information for Montgomery Variable Series: Growth Fund, Montgomery Variable Series: Emerging Markets Fund, Montgomery Variable
                     Series: International Small Cap Fund, and Montgomery Variable Series: Small Cap Opportunities Fund

         Part C -    Other Information

         Signature Page

                            THE MONTGOMERY FUNDS III


                              CROSS REFERENCE SHEET

                                    FORM N-1A


                   Part A: Information Required in Prospectus
                   ------------------------------------------


 (Supplement  to  Prospectuses  for  Montgomery  Variable  Series:  Growth Fund,
Montgomery Variable Series:  Emerging Markets Fund,  Montgomery Variable Series:
International   Small  Cap  Fund,   Montgomery   Variable   Series:   Small  Cap
Opportunities Fund)

                                       Location in the
N-1A                                   Registration Statement
Item No.     Item                      by Heading
--------     -----                     -----------------------



1.           Cover Page                Cover Page

2.           Synopsis                  Cover Page

3.           Condensed Financial       Financial Highlights
             Information

4.           General Description       Cover Page,
             of Registrant             "The Fund's Investment Objective and Policies,"
                                       "Portfolio Securities," "Other Investment Practices,"
                                       "Risk Considerations," and "General Information"

5.           Management of             "The Fund's Investment Objective and Policies,"
             the Fund                  "Management of the Fund," and
                                       "How to Invest in the Fund"

5A.          Management's Discussion    Not Applicable
             of Fund Performance

6.           Capital Stock and          "Dividends and Distributions,"
             Other Securities           "Taxation," and "General Information"

7.           Purchase of Securities     "How to Invest in the Fund,"
             Being Offered              "How Net Asset Value is Determined," and
                                        "General Information"

8.           Redemption or              "How to Redeem an Investment in the Fund" and
             Repurchase                 "General Information"

9.           Pending Legal              Not Applicable
             Proceedings



                                   PART B: Information Required in
                                 Statement of Additional Information
                     (Supplement to Combined Statement of Additional Information
                            for Montgomery Variable Series: Growth Fund,
           Montgomery Variable Series: Emerging Markets Fund, Montgomery Variable Series:
    International Small Cap Fund, and Montgomery Variable Series: Small Cap Opportunities Fund)


                                                Location in the
N-1A                                            Registration Statement
Item No.     Item                               by Heading
--------     -----                              -----------------------

10.          Cover Page                         Cover Page

11.          Table of Contents                  Table of Contents

12.          General Information                "The Trust" and "General Information"
             and History

13.          Investment Objectives              "Investment Objectives and Policies of the Funds,"
                                                "Risk Considerations," and "Investment Restrictions"

14.          Management of the                  "Trustees and Officers"
             Registrant

15.          Control Persons and                "Trustees and Officers" and
             Principal Holders of               "General Information"
             Securities

16.          Investment Advisory                "Investment Management and Other Services"
             and Other Services

17.          Brokerage Allocation               "Execution of Portfolio Transactions"

18.          Capital Stock and                  "The Trust" and "General Information"
             Other Securities

19.          Purchase, Redemption               "Additional Purchase and Redemption Information"
             and Pricing of Securities          and "Determination of Net Asset Value"
             Being Offered

20.          Tax Status                         "Distributions and Tax Information"

21.          Underwriters                       Not applicable

22.          Calculation of                     "Performance Information"
             Performance Data

23.          Financial Statements               "Financial Statements"

        ------------------------------------------------------------

                                     PART A

            SUPPLEMENT TO PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                                   GROWTH FUND

        ------------------------------------------------------------

                            THE MONTGOMERY FUNDS III

                  Additional Supplement dated July 31, 1997 to
                         Prospectus dated April 30, 1997





For the Montgomery Variable Series: Growth Fund

On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery Asset Management, LLC, a subsidiary of Commerzbank AG (the "New Manager"). At a special meeting of shareholders on June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with the New Manager, effective July 31, 1997 for an initial two-year period.

Commerzbank, the third largest publicly held commercial bank in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had over $79 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

The New Manager has not changed how the Fund is managed or the services offered to shareholders.

At the special meeting of shareholders on June 23, 1997, the shareholders authorized the Board of Trustees, if appropriate, to convert the Fund to a feeder fund in a master-feeder structure. The Board of Trustees would approve a conversion of the Fund only if it believes that such a conversion is in the best interests of the Fund and its shareholders. Shareholders of the Fund would be given at least 30 days' prior written notice of any such action.

Also at that special meeting of shareholders, the shareholders approved two changes in the fundamental investment restrictions to the Fund so that the Fund may (1) enter into borrowings not to exceed one-third of total Fund assets and
(2) engage in securities lending not to exceed 30% of total Fund assets.

Shareholders of each Fund should note that there is an increased risk of loss when a Fund uses a larger portion of its assets to engage in borrowing and securities lending transactions. Shareholders are reminded that borrowing involves certain risks including interest rate risk and increased expenses to the Fund. Securities lending also involves certain risks including potential default of the counterparty, which may cause loss to the Fund.

          ------------------------------------------------------------

                                     PART A

            SUPPLEMENT TO PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                              EMERGING MARKETS FUND

          ------------------------------------------------------------

                            THE MONTGOMERY FUNDS III

                  Additional Supplement dated July 31, 1997 to
                         Prospectus dated April 30, 1997





For the Montgomery Variable Series: Emerging Markets Fund

On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery Asset Management, LLC, a subsidiary of Commerzbank AG (the "New Manager"). At a special meeting of shareholders on June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with the New Manager, effective July 31, 1997 for an initial two-year period.

Commerzbank, the third largest publicly held commercial bank in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had over $79 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

The New Manager has not changed how the Fund is managed or the services offered to shareholders.

At the special meeting of shareholders on June 23, 1997, the shareholders authorized the Board of Trustees, if appropriate, to convert the Fund to a feeder fund in a master-feeder structure. The Board of Trustees would approve a conversion of the Fund only if it believes that such a conversion is in the best interests of the Fund and its shareholders. Shareholders of the Fund would be given at least 30 days' prior written notice of any such action.

Also at that special meeting of shareholders, the shareholders approved two changes in the fundamental investment restrictions to the Fund so that the Fund may (1) enter into borrowings not to exceed one-third of total Fund assets and
(2) engage in securities lending not to exceed 30% of total Fund assets.

Shareholders of each Fund should note that there is an increased risk of loss when a Fund uses a larger portion of its assets to engage in borrowing and securities lending transactions. Shareholders are reminded that borrowing involves certain risks including interest rate risk and increased expenses to the Fund. Securities lending also involves certain risks including potential default of the counterparty, which may cause loss to the Fund.

          ------------------------------------------------------------

                                     PART A

            SUPPLEMENT TO PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                          INTERNATIONAL SMALL CAP FUND

          ------------------------------------------------------------

                            THE MONTGOMERY FUNDS III

                  Additional Supplement dated July 31, 1997 to
                         Prospectus dated April 30, 1997





For the Montgomery Variable Series: International Small Cap Fund

On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery Asset Management, LLC, a subsidiary of Commerzbank AG (the "New Manager"). At a special meeting of shareholders on June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with the New Manager, effective July 31, 1997 for an initial two-year period.

Commerzbank, the third largest publicly held commercial bank in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had over $79 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

The New Manager has not changed how the Fund is managed or the services offered to shareholders.

At the special meeting of shareholders on June 23, 1997, the shareholders authorized the Board of Trustees, if appropriate, to convert the Fund to a feeder fund in a master-feeder structure. The Board of Trustees would approve a conversion of the Fund only if it believes that such a conversion is in the best interests of the Fund and its shareholders. Shareholders of the Fund would be given at least 30 days' prior written notice of any such action.

Also at that special meeting of shareholders, the shareholders approved two changes in the fundamental investment restrictions to the Fund so that the Fund may (1) enter into borrowings not to exceed one-third of total Fund assets and
(2) engage in securities lending not to exceed 30% of total Fund assets.

Shareholders of each Fund should note that there is an increased risk of loss when a Fund uses a larger portion of its assets to engage in borrowing and securities lending transactions. Shareholders are reminded that borrowing involves certain risks including interest rate risk and increased expenses to the Fund. Securities lending also involves certain risks including potential default of the counterparty, which may cause loss to the Fund.

          ------------------------------------------------------------

                                     PART A

            SUPPLEMENT TO PROSPECTUS FOR MONTGOMERY VARIABLE SERIES:

                          SMALL CAP OPPORTUNITIES FUND

          ------------------------------------------------------------

                            THE MONTGOMERY FUNDS III

                  Additional Supplement dated July 31, 1997 to
                         Prospectus dated June 30, 1997





For the Montgomery Variable Series: Small Cap Opportunities Fund

On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery Asset Management, LLC, a subsidiary of Commerzbank AG (the "New Manager"). At a special meeting of shareholders on June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with the New Manager, effective July 31, 1997 for an initial two-year period.

Commerzbank, the third largest publicly held commercial bank in Germany, has total assets of approximately $268 billion. Commerzbank and its affiliates had over $79 billion in assets under management as of June 30, 1997. Commerzbank's asset management operations involve more than 1,000 employees in 13 countries worldwide.

The New Manager has not changed how the Fund is managed or the services offered to shareholders.

At the special meeting of shareholders on June 23, 1997, the shareholders authorized the Board of Trustees, if appropriate, to convert the Fund to a feeder fund in a master-feeder structure. The Board of Trustees would approve a conversion of the Fund only if it believes that such a conversion is in the best interests of the Fund and its shareholders. Shareholders of the Fund would be given at least 30 days' prior written notice of any such action.

Also at that special meeting of shareholders, the shareholders approved two changes in the fundamental investment restrictions to the Fund so that the Fund may (1) enter into borrowings not to exceed one-third of total Fund assets and
(2) engage in securities lending not to exceed 30% of total Fund assets.

Shareholders of each Fund should note that there is an increased risk of loss when a Fund uses a larger portion of its assets to engage in borrowing and securities lending transactions. Shareholders are reminded that borrowing involves certain risks including interest rate risk and increased expenses to the Fund. Securities lending also involves certain risks including potential default of the counterparty, which may cause loss to the Fund.

     -----------------------------------------------------------------------

                                     PART B

           SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION

                     MONTGOMERY VARIABLE SERIES: GROWTH FUND

                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

            MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND

            MONTGOMERY VARIABLE SERIES: SMALL CAP OPPORTUNITIES FUND

    ------------------------------------------------------------------------

                            THE MONTGOMERY FUNDS III

                        Supplement dated July 31, 1997 to
               Statement of Additional Information dated June 30,
                                      1997





      For the Montgomery Variable Series: Growth Fund; Montgomery
Variable  Series:  Emerging Markets Fund;  Montgomery  Variable Series:
International Small Cap Fund and Montgomery Variable Series:  Small Cap
                         Opportunities Fund

On July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to Montgomery Asset Management, LLC, a subsidiary of Commerzbank AG (the "New Manager"). At a special meeting of shareholders on June 23, 1997, the shareholders of each Fund approved a new Investment Management Agreement with the New Manager, effective July 31, 1997 for an initial two-year period.


Officers

Federal banking laws require that, because of the New Manager's affiliation with Commerzbank, no officer or employee of the New Manager may serve as a senior officer of the Funds or the Trusts and only a limited number of employees of the New Manager may serve as junior officers. Effective July 31, 1997, the following persons have been elected as officers by the Boards of Trustees to replace the former officers in order to comply with that requirement:

Richard W. Ingram, President and Treasurer (Age 41)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Ingram is the Executive Vice President and Director of Client Services and Treasury Administration of FDI; Senior Vice President of Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by JP Morgan ("Morgan"), Dreyfus Corporation ("Dreyfus"), Waterhouse Asset Management, Inc. ("Waterhouse"), RCM Capital Management L.L.C. ("RCM") and Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Services and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From

1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (Age 30)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc. ("TBCA").

Elizabeth A. Keeley, Vice President and Assistant Secretary (Age 27)

200 Park Avenue, New York, New York 10166. Ms. Keeley is the Vice President and Senior Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, RCM, Waterhouse and Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and Premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her J.D. in May 1995. Prior to September 1992, Ms. Keeley was an Assistant at the National Association for Public Interest Law.

Christopher J. Kelley, Vice President and Assistant Secretary (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 002109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

John E. Pelletier, Vice President and Secretary (Age 33)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Pelletier is the Senior Vice President, General Counsel, Secretary and Clerk of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From February 1992 to April 1994, Mr. Pelletier served as Counsel for TBCA. From August 1990 to February 1992, Mr. Pelletier was employed as an Associate at Ropes & Gray (a Boston law firm).

Gary S. MacDonald, Vice President and Assistant Treasurer (Age 32)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. MacDonald is the Vice President of FDI with which he has been associated since November 1996. He also is an officer of certain investment companies advised or administered by RCM. From September 1992 to November 1996 he was Vice President of BayBanks Investment Management/Bay Bank Financial Services; and from April 1989 to September 1992 he was an Analyst at Wellington Management Company.

Marie E. Connolly, Vice President and Assistant Treasurer (Age 40)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (Age 28)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (Age 35)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

Trustees

Jerome S. Markowitz, a Senior Managing Director of Montgomery Securities, has resigned as a Trustee of TMF II and TMF III and as a Trustee-designate of TMF, effective July 31, 1997. R. Stephen Doyle, Andrew Cox, John A. Farnsworth and Cecilia H. Herbert will continue their service as Trustees of the Trusts.

Other Items

At the special meeting of shareholders on June 23, 1997, the shareholders authorized the Board of Trustees, if appropriate, to convert the Fund to a feeder fund in a master-feeder structure. The Board of Trustees would approve a conversion of the Fund only if it believes that such a conversion is in the best interests of the Fund and its shareholders. Shareholders of the Fund would be given at least 30 days' prior written notice of any such action.

Also at that special meeting of shareholders, the Shareholders approved two changes in the fundamental investment restrictions to each Fund so that each Fund may (1) enter into borrowings not to exceed one-third of total Fund assets and (2) engage in securities lending not to exceed 30% of total Fund assets. The exact wording of the restrictions are as follows:

Borrowing Limitation "[A Fund may not] borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Fund that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Fund may enter into), and no additional investments may be made while any such borrowings are in excess of 10% total assets."

Securities Lending  Restrictions "[A Fund may not] make loans to others,  except
(a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of its portfolio securities up to the maximum amount permitted by law, currently 30% of total fund assets, as described above in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan."

               ---------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                            THE MONTGOMERY FUNDS III
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1) Portfolio Investments as of December 31, 1996; Statements of Assets and Liabilities as of December 31, 1996; Statements of Operations for the Period Ended December 31, 1996; Statements of Changes in Net Assets for the Period Ended December 31, 1996; Financial Highlights for a Fund share outstanding throughout the Period ended December 31, 1996, for each of Montgomery Variable Series: Growth Fund, Montgomery Variable Series: Emerging Markets Fund and Montgomery Variable Series: International Small Cap Fund; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of the above-named funds.

         (b)      Exhibits:

                  (1) Agreement and Declaration of Trust is incorporated by reference to the Registrant's Registration Statement as filed with the Commission on September 27, 1994 ("Registration Statement").

                  (2)      By-Laws  are   incorporated   by   reference  to  the
                           Registration Statement.

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.


                  (5)      Investment Management Agreement


                  (6)      Form of Underwriting Agreement - Not applicable.

                  (7)      Benefit Plan(s) - Not applicable.

                  (8) Custody Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (9)(A)   Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                     (B) Form of Participation Agreement is incorporated by reference to Pre-Effective Amendment No. 1.

                  (10) Consent and Opinion of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment No. 1.

                  (11)     Consent of Independent Public Accountants.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Letter  of  Understanding   re:  Initial  Capital  is
                           incorporated by reference to Pre-Effective Amendment No. 1.

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Rule 12b-1 Plan - Not applicable.

                  (16) Performance Computation Schedule for Montgomery Variable Series: International Small Cap Fund is incorporated by reference to Post-Effective Amendment Number 2 to the Registrant's Registration Statement as filed with the Commission on April 26, 1996 ("Post-Effective Amendment No. 2"). Performance Computation Schedule for Montgomery Variable Series:
                           Growth Fund and Montgomery Variable Series: Emerging Markets Fund is incorporated by reference to Pre-Effective Amendment No. 1.

                  (17) Power of Attorney is incorporated by reference to Post-Effective Amendment Number 1 to the Registrant's Registration Statement as filed with the Commission on January 16, 1996 ("Post-Effective Amendment No. 1").

                  (18) Specimen Price Make Up Sheets (Item 19(b)5 of N 1A) for Montgomery Variable Series: Growth Fund and Montgomery Variable Series: Emerging Markets Fund are incorporated by reference to Pre-Effective Amendment No. 1.

                  (19) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended December 31, 1996.


Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, The Montgomery Funds (a Massachusetts business trust) and The Montgomery Funds II (a Delaware business trust). Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds and The Montgomery Funds II are deemed to be under the common control of each of those three entities.

Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
Title of Class                                            as of June 30, 1997
--------------                                          ------------------------

Shares of Beneficial
Interest, $0.01 par value

Montgomery Variable Series: Growth Fund                          5

Montgomery Variable Series: Emerging Markets Fund                9

Montgomery Variable Series: International Small Cap Fund         2

Montgomery Variable Series:  Small Cap Opportunities Fund        0


Item 27.  Indemnification

                  Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements, and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Montgomery Securities, which is a broker-dealer and principal underwriter of The Montgomery Funds I and II, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds III, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar A. Castro, and John D. Boich are Managing Directors of MAM, L.P. Information about the individuals who function as officers of the Registrant (namely, Messrs. Doyle, Geist, Story, and Demarest, Mary Jane Fross, and five of the eight Managing Directors, Josephine Jimenez and Messrs. Sudweeks, Honour, Castro, and Boich) is set forth in Part B. Mr. Roberts is a Portfolio Manager for MAM, L.P., and has been employed there since 1990. Mr. Brown is a Senior Portfolio Manager for MAM, L.P. Prior to joining MAM, L.P. in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California. Mr. Stevens is a Portfolio Manager for MAM, L.P.

Item 29.  Principal Underwriter - Not applicable.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)),
which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b) Registrant hereby undertakes to file a post-effective amendment including financial statements of Montgomery Variable Series: Small Cap Opportunities Fund, which need not be certified, within four to six months after the effective date of that series of the Registrant.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on this 28th day of July, 1997.



                                  THE MONTGOMERY FUNDS III



                                  By:    R. Stephen Doyle*
                                         ------------------------
                                         R. Stephen Doyle
                                         Chairman and Principal Executive
                           Officer




Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


R. Stephen Doyle*              Principal Executive                 July 28, 1997
-----------------              Officer; Principal
R. Stephen Doyle               Financial and Accounting
                               Officer; and Trustee


Andrew Cox*                    Trustee                             July 28, 1997
-----------
Andrew Cox


Cecilia H. Herbert*            Trustee                             July 28, 1997
-------------------
Cecilia H. Herbert


John A. Farnsworth*            Trustee                             July 28, 1997
-------------------
John A. Farnsworth


Jerome S. Markowitz*           Trustee                             July 28, 1997
--------------------
Jerome S. Markowitz



* By:    /s/ JULIE ALLECTA
        -------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Power of Attorney previously filed

                            THE MONTGOMERY FUNDS III

                                  EXHIBIT INDEX


No.                                 Exhibit
---                                 -------


(5)                         Investment Management Agreement